SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of segment revenues and profit
Segment revenues and profits for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
Revenues:
Bausch + Lomb	$3,411	$3,774	$3,661
Salix	1,904	2,022	1,749
International Rx	1,185	1,158	1,160
Ortho Dermatologics	548	560	608
Diversified Products	979	1,087	1,202
Total revenues	$8,027	$8,601	$8,380
Segment profit:
Bausch + Lomb	$907	$1,115	$1,080
Salix	1,338	1,349	1,149
International Rx	388	354	345
Ortho Dermatologics	228	216	249
Diversified Products	717	801	925
Total segment profit	3,578	3,835	3,748
Corporate	(619)	(609)	(605)
Amortization of intangible assets	(1,645)	(1,897)	(2,644)
Goodwill impairments	—	—	(2,322)
Asset impairments, including loss on assets held for sale	(114)	(75)	(568)
Restructuring, integration and separation costs	(22)	(31)	(22)
Acquisition-related contingent consideration	(48)	(12)	9
Other (expense) income, net	(454)	(1,414)	20
Operating income (loss)	676	(203)	(2,384)
Interest income	13	12	11
Interest expense	(1,534)	(1,612)	(1,685)
Loss on extinguishment of debt	(59)	(42)	(119)
Foreign exchange and other	(30)	8	23
Loss before benefit from income taxes	$(934)	$(1,837)	$(4,154)

Schedule of capital expenditures, depreciation and amortization by segment
Capital expenditures by segment for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
Capital expenditures:
Bausch + Lomb	$253	$186	$104
Salix	3	2	2
International Rx	29	39	35
Ortho Dermatologics	2	1	1
Diversified Products	2	2	2
	289	230	144
Corporate	13	40	13
Total capital expenditures	$302	$270	$157

Schedule of revenues by product and by product category	Revenues by segment and product category were as follows:

(in millions)	Bausch + Lomb	Salix	International Rx	Ortho Dermatologics	Diversified Products	Total
	For the year ended December 31, 2020
Pharmaceuticals	$506	$1,899	$255	$275	$745	$3,680
Devices	1,313	—	—	253	—	1,566
OTC	1,311	—	112	—	7	1,430
Branded and Other Generics	250	—	779	—	219	1,248
Other revenues	31	5	39	20	8	103
	$3,411	$1,904	$1,185	$548	$979	$8,027

	For the year ended December 31, 2019
Pharmaceuticals	$623	$2,022	$268	$353	$813	$4,079
Devices	1,524	—	—	193	—	1,717
OTC	1,322	—	119	—	6	1,447
Branded and Other Generics	256	—	734	—	256	1,246
Other revenues	49	—	37	14	12	112
	$3,774	$2,022	$1,158	$560	$1,087	$8,601

	For the year ended December 31, 2018
Pharmaceuticals	$617	$1,752	$280	$455	$930	$4,034
Devices	1,505	—	—	135	—	1,640
OTC	1,282	—	118	—	7	1,407
Branded and Other Generics	225	—	721	—	244	1,190
Other revenues	32	(3)	41	18	21	109
	$3,661	$1,749	$1,160	$608	$1,202	$8,380

Schedule of revenues and long-lived assets by geographic region
Revenues are attributed to a geographic region based on the location of the customer for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
U.S. and Puerto Rico	$4,791	$5,164	$5,011
China	341	368	361
Canada	331	339	319
Egypt	243	218	178
Poland	238	231	218
Japan	226	241	226
Mexico	225	228	211
France	179	201	205
Germany	144	150	170
Russia	137	180	154
United Kingdom	86	115	117
Spain	78	86	83
Other	1,008	1,080	1,127
	$8,027	$8,601	$8,380

Schedule of assets by geographic region
Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, are attributed to geographic regions based on their physical location as of December 31, 2020 and 2019 were as follows:

(in millions)	2020	2019
U.S. and Puerto Rico	$725	$656
Ireland	328	255
Canada	110	103
Poland	83	90
Germany	80	68
Mexico	49	50
France	34	30
China	31	27
Serbia	30	27
Italy	23	22
Other	74	138
	$1,567	$1,466

Schedule of external customers that accounted for 10% or more of total revenues	Customers that accounted for 10% or more of total revenues were as follows:

	2020	2019	2018
McKesson Corporation	17%	17%	18%
AmerisourceBergen Corporation	17%	16%	18%
Cardinal Health, Inc.	13%	14%	13%